Property, Plant and Equipment - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / bbl $ / MMBTU Project	Dec. 31, 2016 USD ($) $ / bbl $ / MMBTU	Dec. 31, 2015 USD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount of assets under construction	$ 42,121	$ 45,396
Carrying amount of assets classified as held for sale	986	282
Carrying amount of exploration and production assets	14,839	15,610
Carrying amount of asset for which an alternative reserves base was applied in the calculation of depreciation charge	18,115	14,784
Pre-tax depreciation charge increment if no alternative reserve base was applied	5,558	9,181	$ 1,022
Contractual commitments for purchase of property, plant and equipment	$ 4,504	$ 4,825
Nominal pre-tax discount rate	6.00%	6.00%	6.00%
Exploration drilling costs capitalised	$ 1,512
Number of projects where drilling activities were underway | Project	21
Projects awaiting development concepts	$ 5,068
Number of projects awaiting further development concepts | Project	42
Brent $ per barrel [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Commodity price after 2020 | $ / bbl	70
Commodity price after 2020 | $ / bbl		80
Henry Hub $/MMBtu [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Commodity price after 2020 | $ / MMBTU	3.50
Commodity price after 2020 | $ / MMBTU		4.00
Athabasca Oil Sands Project [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Percentage of interest sold	60.00%
Percentage of Ownership Interest in Entity	20.00%
Marathon Oil Canada Corporation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Business acquisition percentage of controlling interest	50.00%